Share Capital - Schedule of Stock Option Activity (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split